Fair Value - Schedule of Fair Value Assets and Liabilities (Details) - USD ($) $ in Thousands		Sep. 30, 2015		Dec. 31, 2014		Sep. 30, 2014	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Financial assets:
Loans held for sale, at fair value		$ 235,909		$ 401,120		$ 335,950	$ 503,753		$ 426,480	$ 0
Total Loans held for sale		526,972		488,612			566,660
Financial liabilities:
Match funded liabilities		1,589,846		2,090,247			2,364,814
Financing liabilities:
HMBS-related borrowings, at fair value				2,058,693			1,249,380
Long-term debt, gross		2,953,518		2,258,641			1,266,973
Other secured borrowings:
Outstanding balance		1,001,070		1,733,691			1,777,669
Senior unsecured notes		350,000		350,000			0
MSRs:
Mortgage servicing rights, at fair value		787,344		93,901			116,029
Total MSRs		1,153,295		1,913,992			2,069,381
Carrying Value [Member]
Financial assets:
Total Loans held for sale		526,972		488,612			566,660
Financing liabilities:
Total Financing liabilities				2,258,641			1,266,973
Long-term debt, gross		2,953,518		2,258,641
Other secured borrowings:
Outstanding balance		1,001,070		1,733,691
Total Other secured borrowings				1,733,691			1,777,669
MSRs:
Total MSRs		1,153,295		1,913,992			2,069,381
Fair Value [Member]
Financial assets:
Total Loans held for sale		526,972		488,612			566,660
Financing liabilities:
Total Financing liabilities				2,248,341			1,266,973
Long-term debt, gross		2,934,388		2,248,341
Other secured borrowings:
Outstanding balance		1,000,549		1,658,699
Total Other secured borrowings				1,658,699			1,762,876
MSRs:
Total MSRs		1,191,877		2,331,604			2,557,748
Level 2 [Member] | Carrying Value [Member]
Financial assets:
Loans held for sale, at fair value		235,909		401,120	[1],[2]		503,753	[1]
Other secured borrowings:
Senior secured term loan	[3]			1,273,219			1,284,901
Senior secured term loan		702,918		1,273,219	[4]
Senior unsecured notes		350,000		350,000	[4]
Senior unsecured notes	[3]			350,000			0
Level 2 [Member] | Fair Value [Member]
Financial assets:
Loans held for sale, at fair value		235,909	[2]	401,120	[1],[2]		503,753	[1]
Other secured borrowings:
Senior secured term loan	[3]			1,198,227			1,270,108
Senior secured term loan	[4]	702,397		1,198,227
Senior unsecured notes	[4]	321,563		321,563
Senior unsecured notes	[3]			321,563			0
Level 3 [Member] | Carrying Value [Member]
Financial assets:
Loans held for sale, at lower of cost or fair value		291,063		87,492	[5],[6]		62,907	[5]
Loans held for investment - Reverse mortgages, at fair value		2,319,515		1,550,141	[1],[2]		618,018	[1]
Advances and match funded advances		2,472,996		3,303,356	[3],[4]		3,443,215	[3]
Receivables, net		361,572		270,596	[3],[4]		152,516	[3]
Mortgage-backed securities, at fair value		8,541		7,335	[1],[2]		0	[1]
Financial liabilities:
Match funded liabilities		1,589,846		2,090,247	[3],[4]		2,364,814	[3]
Financing liabilities:
HMBS-related borrowings, at fair value		2,229,604		1,444,252	[1],[2]		615,576	[1]
Financing liability - MSRs pledged		560,059		614,441	[1],[2]		633,804	[1]
Other		163,855		199,948	[3],[4]		17,593	[3]
Other secured borrowings:
Other		298,152		460,472	[4]
Other	[3]			460,472			492,768
MSRs:
Mortgage servicing rights, at fair value		787,344		93,901	[2]		116,029
Amortization method MSRs		365,951		1,820,091	[4],[7]		1,953,352
Level 3 [Member] | Fair Value [Member]
Financial assets:
Loans held for sale, at lower of cost or fair value		291,063	[6]	87,492	[5],[6]		62,907	[5]
Loans held for investment - Reverse mortgages, at fair value		2,319,515	[2]	1,550,141	[1],[2]		618,018	[1]
Advances and match funded advances		2,472,996	[4]	3,303,356	[3],[4]		3,443,215	[3]
Receivables, net		361,572	[4]	270,596	[3],[4]		152,516	[3]
Mortgage-backed securities, at fair value		8,541	[2]	7,335	[1],[2]		0	[1]
Financial liabilities:
Match funded liabilities		1,589,901	[4]	2,090,247	[3],[4]		2,364,814	[3]
Financing liabilities:
HMBS-related borrowings, at fair value		2,229,604	[2]	1,444,252	[1],[2]		615,576	[1]
Financing liability - MSRs pledged		560,059	[2]	614,441	[1],[2]		633,804	[1]
Other		144,725	[4]	189,648	[3],[4]		17,593	[3]
Other secured borrowings:
Other	[4]	298,152		460,472
Other	[3]			460,472			492,768
MSRs:
Mortgage servicing rights, at fair value		787,344	[2]	93,901	[2]		116,029
Amortization method MSRs		404,533		2,237,703	[4],[7]		2,441,719
Interest Rate Lock Commitments [Member] | Level 2 [Member] | Carrying Value [Member]
Derivative financial instruments assets (liabilities):
Interest Rate Lock Commitments (IRLCs)		10,010		6,065	[2]		8,433
Interest Rate Lock Commitments [Member] | Level 2 [Member] | Fair Value [Member]
Derivative financial instruments assets (liabilities):
Interest Rate Lock Commitments (IRLCs)		10,010	[2]	6,065	[2]		8,433
Forward Mortgage Backed Securities Trades [Member] | Level 1 [Member] | Carrying Value [Member]
Derivative financial instruments assets (liabilities):
Forward mortgage-backed securities (MBS) trades		(3,438)		(2,854)	[2]		6,905
Forward Mortgage Backed Securities Trades [Member] | Level 1 [Member] | Fair Value [Member]
Derivative financial instruments assets (liabilities):
Forward mortgage-backed securities (MBS) trades		(3,438)	[2]	(2,854)	[2]		6,905
Interest Rate Cap [Member] | Level 3 [Member] | Carrying Value [Member]
Derivative financial instruments assets (liabilities):
Interest rate caps		1,501		567	[2]		442
Interest Rate Cap [Member] | Level 3 [Member] | Fair Value [Member]
Derivative financial instruments assets (liabilities):
Interest rate caps		$ 1,501	[2]	$ 567	[2]		$ 442

[1]	Measured at fair value on a recurring basis.
[2]	Measured at fair value on a recurring basis.
[3]	Disclosed, but not carried, at fair value.
[4]	Disclosed, but not carried, at fair value.
[5]	Measured at fair value on a non-recurring basis.
[6]	Measured at fair value on a non-recurring basis.
[7]	The balance at September 30, 2015 includes our impaired government-insured stratum of amortization method MSRs, which is measured at fair value on a non-recurring basis. The carrying value of this stratum at September 30, 2015 was $144.2 million, net of a valuation allowance of $25.1 million.